Stockholders' Equity	6 Months Ended
Jun. 30, 2026
Stockholders' Equity [Abstract]
Stockholders' equity

Note 31. Stockholders’ equity

Stockholders’ equity consisted of the following:

WISeKey International Holding Ltd	As of June 30, 2026		As of December 31, 2025
	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Share Capital
Par value per share (in CHF)	0.01	0.10	0.01	0.10
Share capital (in USD)	16,007	439,712	16,007	439,712
Per Articles of association and Swiss capital categories
Conditional Share Capital - Total number of conditional shares(1)	400,000	2,080,317	400,000	2,080,317
Total number of fully paid-in shares	1,600,880	4,080,546	1,600,880	4,080,546
Per US GAAP
Total number of authorized shares	2,000,880	8,281,180	2,000,880	8,281,180
Total number of fully paid-in issued shares(1)	1,600,880	4,080,546	1,600,880	4,080,546
Total number of fully paid-in outstanding shares(1)	1,600,880	4,024,038	1,600,880	4,024,038
Par value per share (in CHF)	0.01	0.10	0.01	0.10
Share capital (in USD)	16,007	439,712	16,007	439,712
Total share capital (in USD)	455,719		455,719
Treasury Share Capital
Total number of fully paid-in shares held as treasury shares	-	56,508	-	56,508
Treasury share capital (in USD)	-	501,644	-	501,644
Total treasury share capital (in USD)	-	501,644	-	501,644

(1)	As of June 30, 2026, conversions/exercises of conditional capital resulting in 218,180 Class A shares and 95,523 Class B shares had not yet been registered with the commercial register. Accordingly, these shares were not deducted from the number of conditional shares available as of June 30, 2026.

Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest

The purpose of this schedule is to disclose the effects of the changes in WISeKey’s ownership interest in its subsidiaries on WISeKey’s equity.

USD’000	Unaudited 6 months ended June 30, 2026
Net loss attributable to WISeKey International Holding Ltd	(9,585)
Increase / (decrease) in APIC for the sale of 31,905,635 Ordinary Shares of SEALSQ Corp	258
Net transfers (to) from noncontrolling interest	258
Change from net loss attributable to WISeKey International Holding Ltd’s shareholders and transfers (to) from noncontrolling interest	(9,327)

Treasury Shares

In the six months ended June 30, 2026, WISeKey did not purchase or sell any treasury shares. In the year to December 31, 2025, WISeKey did not purchase any treasury shares and did not sell any treasury shares.

Share buyback program

On July 9, 2019, the Group started a share buyback program on the SIX Swiss Exchange to buy back Class B Shares up to a maximum 10% of the share capital and 5.35% of the voting rights. In compliance with Swiss Law, at no time will the Group hold more than 10% of its own registered shares. The share buyback program ended on July 8, 2022.

As of June 30, 2026, WISeKey’s treasury share balance included 8,347 Class B Shares purchased through the share buyback program.

Voting rights

The Company has two classes of registered shares outstanding: Class A Shares and Class B Shares. Each Class A Share and each Class B Share entitles the holder to one vote at general meetings of shareholders. The Class A Shares have a nominal value of CHF 0.01 per share and the Class B Shares have a nominal value of CHF 0.10 per share. However, both classes have identical voting rights on a per-share basis, namely one (1) vote per share.

Shareholder resolutions, including the election of members of the board of directors, are generally adopted by the affirmative vote of a majority of the votes represented at a general meeting of shareholders, unless a higher voting threshold is required by Swiss law or the Company’s Articles of Association.

Both classes of shares confer equal rights to dividends and to distributions upon liquidation of the Company, proportionate to their respective nominal values. Only shareholders recorded in the Company’s share register as of the applicable record date are entitled to vote at a general meeting of shareholders.

Any acquirer of Shares who is not registered in the share register as a shareholder with voting rights may not vote at or participate in any General Meeting but will still be entitled to dividends and other rights with financial value with respect to such Shares.

Transfer Restrictions and Conversion Rights

Holders of Class A Shares have entered into shareholder agreements with the Company under which transfers of Class A Shares are restricted. Such holders may not (i) directly or indirectly offer, sell, transfer or grant any option or contract to purchase, purchase any option or contract to sell, grant instruction rights with respect to or otherwise dispose of, or (ii) solicit any offers to purchase, otherwise acquire or be entitled to, any of his/her/its Class A Shares or any right associated therewith (collectively a “Transfer”), except if such Transfer constitutes a “Permitted Transfer”, as defined hereafter. A Permitted Transfer is defined as a Transfer by a holder of Class A Share to his/her spouse or immediate family member (or a trust related to such immediate family member) or a third party for reasonable estate planning purposes, the transfer to an affiliate, or any transfer following conversion of his/her/its Class A Shares into Class B Shares. Each holder of a Class A Share has the right to request that, at WISeKey’s annual General Meeting, an item be included on the agenda according to which Class A Shares are, at the discretion of each holder of Class A Shares, converted into Class B Shares.

Equity transactions in SEALSQ Group

At-the-Market Facility

On May 19, 2025, the Group entered into an at-the-market (“ATM”) equity offering program for its subsidiary SEALSQ, pursuant to which it may offer and sell Ordinary Shares of SEALSQ having an aggregate offering price of up to USD 100 million from time to time through a designated sales agent.

During the six months ended June 30, 2026, the Group did not sell any ordinary shares under the ATM program. As of June 30, 2026, approximately USD 28.9 million remained available for future sales under the ATM facility.

Share Purchase Agreement with Several Institutional Investors signed in March 2026

On March 15, 2026, the Group entered into a Securities Purchase Agreement (the “March 2026 SPA”) with several institutional investors in connection with a registered direct offering led by Maxim Group LLC. Pursuant to the March 2026 SPA, the Group agreed to sell and issue 22,913,630 ordinary shares and pre-funded ordinary share purchase warrants to purchase up to 7,500,000 ordinary shares (the “Pre-funded Warrants”), together with Class E ordinary share purchase warrants to purchase up to 60,827,260 ordinary shares (the “Class E Warrants”), for aggregate gross proceeds of USD 124,999,269.

Each Pre-funded Warrant is exercisable for one ordinary share at an exercise price of USD 0.0001 per share and is immediately exercisable until exercised in full. The Class E Warrants are immediately exercisable, have an exercise price of USD 5.50 per ordinary share, and expire seven years from the date of issuance. Each Class E Warrant is exercisable for one ordinary share.

The ordinary shares, Pre-funded Warrants, and Class E Warrants issued in connection with the March 2026 SPA were assessed as equity instruments and recorded within stockholders’ equity in accordance with ASC 480 and ASC 815. The gross proceeds from the transaction were allocated among the ordinary shares and the Pre-Funded Warrants and Class E Warrants based on their relative fair values at the issuance date, with the amounts allocated to ordinary shares recorded in the Common stock - Ordinary shares at par value and the excess credited to APIC, and the amounts allocated to the Pre-Funded Warrants and Class E Warrants recorded in APIC. The fair value of the ordinary shares was determined based on the quoted market price on the issuance date, and the fair value of the Pre-Funded Warrants and Class E Warrants was estimated using a Black-Scholes option pricing model.

Issuance costs directly attributable to the transaction of USD 7,775,329  were recorded as a reduction of stockholders’ equity and allocated to the ordinary shares and the Pre-Funded Warrants and Class E Warrants on the same relative fair value basis. All pre-funded warrants were exercised as of June 30, 2026, resulting in the issuance of 7,500,000 ordinary shares.